UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-07123

Advantage Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	08/31
Date of reporting period:	05/31/17

The following N-Q relates only to the Registrant's series listed below and does not relate to any series of the Registrant with a different fiscal year end and, therefore, different N-Q reporting requirements.  A separate N-Q will be filed for any series with a different fiscal year end, as appropriate.

Dreyfus Opportunistic Midcap Value Fund

Dreyfus Opportunistic Small Cap Fund

Dreyfus Opportunistic U.S. Stock Fund

Dreyfus Strategic Value Fund

Dreyfus Structured Midcap Fund

Dreyfus Technology Growth Fund

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Opportunistic Midcap Value Fund
May 31, 2017 (Unaudited)

Common Stocks - 99.8%	Shares		Value ($)
Automobiles & Components - .9%
Visteon	94,246	[a]	9,451,931
Banks - 5.3%
Huntington Bancshares	1,735,197		21,759,370
KeyCorp	2,038,097		35,605,555
			57,364,925
Capital Goods - 9.7%
HD Supply Holdings	876,052	[a]	35,348,698
Hubbell	183,337		21,250,592
Snap-on	141,332		22,847,731
Textron	540,053		25,814,533
			105,261,554
Diversified Financials - 23.2%
Capital One Financial	365,600		28,121,952
E*TRADE Financial	1,396,101	[a]	48,319,056
Intercontinental Exchange	305,721		18,401,347
Leucadia National	1,558,608		38,014,449
Raymond James Financial	363,769		26,289,586
SLM	4,132,180	[a]	42,933,350
Synchrony Financial	1,134,128		30,451,337
TD Ameritrade Holding	536,000		20,024,960
			252,556,037
Energy - 1.0%
Cheniere Energy	217,677	[a]	10,605,223
Food & Staples Retailing - 1.3%
US Foods Holding	482,127		14,444,525
Food, Beverage & Tobacco - 3.4%
Archer-Daniels-Midland	883,444		36,733,602
Health Care Equipment & Services - 6.2%
Boston Scientific	521,502	[a]	14,096,199
DexCom	416,709	[a]	27,852,830
Humana	107,607		24,992,802
			66,941,831
Insurance - 1.5%
Assurant	55,700		5,457,486

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 99.8% (continued)	Shares		Value ($)
Insurance - 1.5% (continued)
Athene Holding, Cl. A	215,850		10,637,088
			16,094,574
Materials - 6.1%
Freeport-McMoRan	896,006	[a]	10,295,109
International Paper	615,808		32,563,927
Methanex	124,243		5,125,024
Newmont Mining	527,289		18,006,919
			65,990,979
Media - 3.3%
CBS, Cl. B	174,998		10,694,128
Sinclair Broadcast Group, Cl. A	760,546		24,641,690
			35,335,818
Pharmaceuticals, Biotechnology & Life Sciences - 5.5%
Alexion Pharmaceuticals	236,710	[a]	23,204,681
Jazz Pharmaceuticals	250,661	[a]	36,486,215
			59,690,896
Real Estate - .9%
Outfront Media	450,454	[b]	10,292,874
Retailing - 2.5%
Bed Bath & Beyond	471,841		16,236,049
Williams-Sonoma	227,699		11,079,833
			27,315,882
Semiconductors & Semiconductor Equipment - 5.6%
Maxim Integrated Products	469,622		22,447,932
Microsemi	113,637	[a]	5,580,713
Teradyne	837,844		29,785,354
United Microelectronics, ADR	1,667,823		3,435,715
			61,249,714
Software & Services - 10.2%
Broadridge Financial Solutions	154,663		11,737,375
DXC Technology	77,668		6,020,823
eBay	297,443	[a]	10,202,295
First Data, Cl. A	2,214,105	[a]	37,927,619
Nuance Communications	1,174,754	[a]	21,744,697
Teradata	845,022	[a]	23,035,300
			110,668,109
Technology Hardware & Equipment - 10.1%
Ciena	811,294	[a]	19,049,183
FLIR Systems	699,742		26,513,224
Hewlett Packard Enterprise	903,972		17,003,713

Common Stocks - 99.8% (continued)	Shares		Value ($)
Technology Hardware & Equipment - 10.1% (continued)
Keysight Technologies	585,323	[a]	22,616,881
Viavi Solutions	1,878,992	[a]	21,101,080
Zebra Technologies, Cl. A	31,926	[a]	3,331,159
			109,615,240
Transportation - 1.5%
Hertz Global Holdings	237,955	[a]	2,429,521
Swift Transportation	593,777	[a]	14,220,959
			16,650,480
Utilities - 1.6%
Calpine	1,350,618	[a]	17,355,441
Total Common Stocks (cost $926,123,262)			1,083,619,635
Other Investment - .4%
Registered Investment Company;
Dreyfus Institutional Preferred Government Plus Money Market Fund
(cost $4,407,475)	4,407,475	[c]	4,407,475
Total Investments (cost $930,530,737)	100.2%		1,088,027,110
Liabilities, Less Cash and Receivables	(.2%)		(1,666,449)
Net Assets	100.0%		1,086,360,661
ADR—American Depository Receipt

a Non-income producing security.
b Investment in real estate investment trust.
c Investment in affiliated money market mutual fund.

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Portfolio Summary (Unaudited)†	Value (%)
Diversified Financials	23.2
Software & Services	10.2
Technology Hardware & Equipment	10.1
Capital Goods	9.7
Health Care Equipment & Services	6.2
Materials	6.1
Semiconductors & Semiconductor Equipment	5.6
Pharmaceuticals, Biotechnology & Life Sciences	5.5
Banks	5.3
Food, Beverage & Tobacco	3.4
Media	3.3
Retailing	2.5
Utilities	1.6
Transportation	1.5
Insurance	1.5
Food & Staples Retailing	1.3
Energy	1.0
Real Estate	.9
Automobiles & Components	.9
Money Market Investment	.4
100.2

† Based on net assets.
See notes to financial statements.

STATEMENT OF INVESTMENTS
Dreyfus Opportunistic Midcap Value Fund
May 31, 2017 (Unaudited)

The following is a summary of the inputs used as of May 31, 2017 in valuing the fund’s investments:

		Level 2 - Other
	Level 1 - Unadjusted	Significant	Level 3 -Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Domestic Common
Stocks†	1,075,058,896	-	-	1,075,058,896
Equity Securities—
Foreign Common
Stocks†	8,560,739	-	-	8,560,739
Registered Investment
Company	4,407,475	-	-	4,407,475

† See Statement of Investments for additional detailed categorizations.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not

NOTES

traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the"Service") approved by the Board Members ("Board").These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the

NOTES

benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Effective July 1, 2015, the fund adopted new accounting guidance under Accounting Standards Update No. 2014-11, which requires expanded disclosures related to financial assets pledged in secured financing transactions (such as securities lending) and the related contractual maturity terms of these secured transactions. The type of securities loaned for which cash collateral was received, is indicated in the Statement of Investments. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At May 31, 2017, accumulated net unrealized appreciation on investments was $157,496,373, consisting of $185,398,356 gross unrealized appreciation and $27,901,982 gross unrealized depreciation.

At May 31, 2017, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Opportunistic Small Cap Fund
May 31, 2017 (Unaudited)

Common Stocks - 98.8%	Shares		Value ($)
Automobiles & Components - 1.0%
Visteon	102,293	[a]	10,258,965
Banks - 14.9%
Ameris Bancorp	123,538	[b]	5,355,372
Atlantic Capital Bancshares	352,543	[a]	6,539,673
Banner	328,836		17,655,205
Columbia Banking System	104,320		3,829,587
FCB Financial Holdings, Cl. A	496,196	[a]	22,725,777
First Interstate BancSystem, Cl. A	309,398	[b]	10,797,990
First Merchants	123,095	[b]	4,885,641
Great Western Bancorp	248,829		9,420,666
MGIC Investment	2,278,147	[a]	24,102,795
Midland States Bancorp	171,256		5,983,685
Pinnacle Financial Partners	112,044		6,739,447
South State	93,430		7,764,033
SVB Financial Group	117,415	[a]	20,019,258
Union Bankshares	230,600		7,748,160
			153,567,289
Capital Goods - 2.2%
Simpson Manufacturing	188,652		7,580,037
Tennant	122,082	[b]	8,545,740
Thermon Group Holdings	336,271	[a]	6,227,739
			22,353,516
Commercial & Professional Services - .9%
Knoll	264,079		5,677,699
Steelcase, Cl. A	189,461		3,173,472
			8,851,171
Consumer Durables & Apparel - 2.5%
G-III Apparel Group	1,304,623	[a,b]	25,531,472
Consumer Services - 5.0%
Houghton Mifflin Harcourt	1,401,064	[a]	17,303,140
Pinnacle Entertainment	382,641	[a]	7,495,937
Planet Fitness, Cl. A	1,179,727		25,777,035
Zoe's Kitchen	77,142	[a]	1,073,045
			51,649,157

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 98.8% (continued)	Shares		Value ($)
Diversified Financials - 10.2%
Donnelley Financial Solutions	322,815	[b]	7,353,726
FNFV Group	692,985	[a]	9,667,141
Green Dot, Cl. A	508,164	[a]	18,669,945
Investment Technology Group	646,437		12,883,489
Landcadia Holdings	301,090		3,221,663
Raymond James Financial	251,940		18,207,704
SLM	3,366,592	[a]	34,978,891
			104,982,559
Energy - 2.0%
Arch Coal, Cl. A	229,537	[b]	16,244,334
Select Energy Services, Cl. A	288,497	[a]	4,379,384
			20,623,718
Exchange-Traded Funds - .3%
iShares Russell 2000 ETF	22,215	[b]	3,028,349
Food & Staples Retailing - .6%
US Foods Holding	195,563	[a]	5,859,067
Health Care Equipment & Services - 2.0%
Brookdale Senior Living	838,966	[a]	11,527,393
DexCom	139,309	[a,b]	9,311,414
			20,838,807
Household & Personal Products - .9%
Avon Products	2,849,719	[a]	9,689,045
Materials - 4.8%
Methanex	638,493	[b]	26,337,836
OMNOVA Solutions	1,045,045	[a]	9,039,639
US Concrete	207,274	[a,b]	13,700,811
			49,078,286
Media - 4.8%
Gray Television	367,364	[a]	4,426,736
Nexstar Media Group, Cl. A	364,647	[b]	20,857,808
Sinclair Broadcast Group, Cl. A	733,178	[b]	23,754,967
			49,039,511
Pharmaceuticals, Biotechnology & Life Sciences - 8.1%
Avadel Pharmaceuticals, ADR	259,943	[a]	2,565,637
Flexion Therapeutics	679,232	[a,b]	11,608,075
Revance Therapeutics	829,807	[a,b]	18,463,206
Sage Therapeutics	410,571	[a,b]	27,142,849
TherapeuticsMD	5,701,976	[a]	23,663,200
			83,442,967

Common Stocks - 98.8% (continued)	Shares		Value ($)
Retailing - 4.1%
Lithia Motors, Cl. A	272,658	[b]	24,770,979
Office Depot	3,353,643		17,137,116
			41,908,095
Semiconductors & Semiconductor Equipment - 4.2%
Microsemi	299,054	[a]	14,686,542
Teradyne	801,222		28,483,442
			43,169,984
Software & Services - 7.7%
CommVault Systems	127,450	[a]	7,153,131
Criteo, ADR	384,871	[a,b]	20,178,787
Envestnet	125,609	[a,b]	4,503,083
Silver Spring Networks	466,500	[a]	4,748,970
Square, Cl. A	1,655,305	[a,b]	38,055,462
Teradata	171,165	[a]	4,665,958
			79,305,391
Technology Hardware & Equipment - 15.3%
Ciena	1,416,960	[a,b]	33,270,221
FLIR Systems	86,932		3,293,853
Infinera	2,088,282	[a,b]	20,298,101
Lumentum Holdings	238,187	[a,b]	13,588,568
Methode Electronics	380,919	[b]	15,293,898
Sierra Wireless	683,197	[a]	18,480,479
Universal Display	44,055	[b]	4,995,837
VeriFone Systems	593,243	[a]	10,850,414
Viavi Solutions	3,321,496	[a]	37,300,400
			157,371,771
Transportation - 6.1%
Avis Budget Group	835,269	[a,b]	19,119,307
Knight Transportation	454,204	[b]	15,147,703
Swift Transportation	429,157	[a,b]	10,278,310
Werner Enterprises	688,323		18,756,802
			63,302,122
Utilities - 1.2%
Calpine	478,176	[a,b]	6,144,562
Dynegy	776,596	[a,b]	6,422,449
			12,567,011
Total Common Stocks (cost $861,632,946)			1,016,418,253

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Other Investment - .9%
Registered Investment Company;
Dreyfus Institutional Preferred Government Plus Money Market Fund
(cost $9,251,450)	9,251,450 [c]	9,251,450
Investment of Cash Collateral for Securities Loaned - 12.9%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Money Market Fund, Hamilton Shares
(cost $132,854,366)	132,854,366 [c]	132,854,366
Total Investments (cost $1,003,738,762)	112.6%	1,158,524,069
Liabilities, Less Cash and Receivables	(12.6%)	(129,884,323)
Net Assets	100.0%	1,028,639,746
ADR—American Depository Receipt
ETF—Exchange-Traded Fund

a Non-income producing security.
b Security, or portion thereof, on loan. At May 31, 2017, the value of the fund’s securities on loan was $230,647,290 and the value of the collateral held by the fund was $237,748,880, consisting of cash collateral of $132,854,366 and U.S. Government &
Agency securities valued at $104,894,514.
c Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†	Value (%)
Technology Hardware & Equipment	15.3
Banks	14.9
Money Market Investments	13.8
Diversified Financials	10.2
Pharmaceuticals, Biotechnology & Life Sciences	8.1
Software & Services	7.7
Transportation	6.1
Consumer Services	5.0
Materials	4.8
Media	4.8
Semiconductors & Semiconductor Equipment	4.2
Retailing	4.1
Consumer Durables & Apparel	2.5
Capital Goods	2.2
Health Care Equipment & Services	2.0
Energy	2.0
Utilities	1.2
Automobiles & Components	1.0
Household & Personal Products	.9
Commercial & Professional Services	.9
Food & Staples Retailing	.6
Exchange-Traded Funds	.3
112.6

† Based on net assets.
See notes to financial statements.

STATEMENT OF INVESTMENTS
Dreyfus Opportunistic Small Cap Fund
May 31, 2017 (Unaudited)

The following is a summary of the inputs used as of May 31, 2017 in valuing the fund’s investments:

		Level 2 - Other
	Level 1 - Unadjusted	Significant	Level 3 -Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Domestic Common
Stocks†	945,827,165	-	-	945,827,165
Equity Securities—
Foreign Common
Stocks†	67,562,739	-	-	67,562,739
Exchange-Traded Funds	3,028,349	-	-	3,028,349
Registered Investment
Companies	142,105,816	-	-	142,105,816

† See Statement of Investments for additional detailed categorizations.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not

NOTES

traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the"Service") approved by the Board Members ("Board").These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the

NOTES

benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Effective July 1, 2015, the fund adopted new accounting guidance under Accounting Standards Update No. 2014-11, which requires expanded disclosures related to financial assets pledged in secured financing transactions (such as securities lending) and the related contractual maturity terms of these secured transactions. The type of securities loaned for which cash collateral was received, is indicated in the Statement of Investments. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At May 31, 2017, accumulated net unrealized appreciation on investments was $154,785,307, consisting of $187,769,184 gross unrealized appreciation and $32,983,877 gross unrealized depreciation.

At May 31, 2017, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Opportunistic U.S. Stock Fund
May 31, 2017 (Unaudited)

Common Stocks - 102.4%	Shares		Value ($)
Automobiles & Components - 5.0%
Visteon	15,196	[a]	1,524,007
Banks - 17.6%
Bank of America	49,159		1,101,653
Citigroup	22,095		1,337,631
Huntington Bancshares	55,384		694,515
KeyCorp	49,472		864,276
MGIC Investment	126,135	[a]	1,334,508
			5,332,583
Capital Goods - 2.4%
Snap-on	4,610		745,253
Consumer Durables & Apparel - 2.3%
Newell Brands	12,968		686,656
Diversified Financials - 10.6%
E*TRADE Financial	26,622	[a]	921,388
Raymond James Financial	15,184		1,097,348
Synchrony Financial	44,483		1,194,369
			3,213,105
Energy - 7.3%
Pioneer Natural Resources	5,903		984,975
Superior Energy Services	61,645	[a]	639,259
Valero Energy	9,805		602,713
			2,226,947
Exchange-Traded Funds - 1.1%
SPDR S&P 500 ETF Trust	1,401		338,257
Health Care Equipment & Services - 7.7%
Abbott Laboratories	30,070		1,372,996
Humana	4,096		951,337
			2,324,333
Materials - 6.4%
Dow Chemical	17,795		1,102,578
Steel Dynamics	24,290		825,617
			1,928,195
Media - 2.3%
Nexstar Media Group, Cl. A	12,011		687,029

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 102.4% (continued)	Shares		Value ($)
Pharmaceuticals, Biotechnology & Life Sciences - 5.0%
Alexion Pharmaceuticals	5,576	[a]	546,615
Celgene	8,631	[a]	987,473
			1,534,088
Semiconductors & Semiconductor Equipment - 5.8%
Power Integrations	10,932		731,897
Xilinx	15,306		1,021,063
			1,752,960
Software & Services - 25.8%
Alphabet, Cl. C	1,274	[a]	1,229,232
First Data, Cl. A	49,449	[a]	847,061
Fortinet	19,550	[a]	769,097
HubSpot	10,593	[a]	763,755
Oracle	23,427		1,063,352
salesforce.com	8,944	[a]	801,740
Splunk	9,338	[a]	571,859
Square, Cl. A	48,926	[a]	1,124,809
Twilio, Cl. A	26,329	[b]	640,058
			7,810,963
Transportation - 3.1%
Union Pacific	8,453		932,366
Total Common Stocks (cost $28,338,749)			31,036,742
Investment of Cash Collateral for Securities Loaned - 1.7%
Registered Investment Company;
Dreyfus Institutional Preferred Money Market Fund, Hamilton Shares
(cost $533,575)	533,575	[c]	533,575
Total Investments (cost $28,872,324)	104.1%		31,570,317
Liabilities, Less Cash and Receivables	(4.1%)		(1,255,591)
Net Assets	100.0%		30,314,726

ETF—Exchange-Traded Fund
SPDR—Standard & Poor's Depository Receipt

a Non-income producing security.
b Security, or portion thereof, on loan. At May 31, 2017, the value of the fund’s securities on loan was $518,848 and the value of the collateral held by the fund was $533,575.
c Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†	Value (%)
Software & Services	25.8
Banks	17.6
Diversified Financials	10.6
Health Care Equipment & Services	7.7
Energy	7.3
Materials	6.4
Semiconductors & Semiconductor Equipment	5.8
Pharmaceuticals, Biotechnology & Life Sciences	5.0
Automobiles & Components	5.0
Transportation	3.1
Capital Goods	2.4
Media	2.3
Consumer Durables & Apparel	2.3
Money Market Investment	1.7
Exchange-Traded Funds	1.1
104.1

† Based on net assets.
See notes to financial statements.

STATEMENT OF INVESTMENTS
Dreyfus Opportunistic U.S. Stock Fund
May 31, 2017 (Unaudited)

The following is a summary of the inputs used as of May 31, 2017 in valuing the fund’s investments:

	Level 1	Level 2 - Other
	Unadjusted	Significant	Level 3 Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities - Domestic
Common Stocks†	30,698,485	-	-	30,698,485
Exchange-Traded Funds	338,257	-	-	338,257
Registered Investment Company	533,575	-	-	533,575

† See Statement of Investments for additional detailed categorizations.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not

NOTES

traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board Members (the "Board"). Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Effective July 1, 2015, the fund adopted new accounting guidance under Accounting Standards Update No. 2014-11, which requires expanded disclosures related to financial

NOTES

assets pledged in secured financing transactions (such as securities lending) and the related contractual maturity terms of these secured transactions. The type of securities loaned for which cash collateral was received, is indicated in the Statement of Investments. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At May 31, 2017, accumulated net unrealized appreciation on investments was $2,697,993, consisting of $3,860,344 gross unrealized appreciation and $1,162,351 gross unrealized depreciation.

At May 31, 2017, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Strategic Value Fund
May 31, 2017 (Unaudited)

Common Stocks - 99.3%	Shares		Value ($)
Automobiles & Components - 1.3%
Goodyear Tire & Rubber	480,802		15,491,440
Harley-Davidson	151,089		8,009,228
			23,500,668
Banks - 12.4%
Bank of America	2,112,481		47,340,699
BB&T	270,605		11,270,698
Citigroup	638,078		38,629,242
JPMorgan Chase & Co.	950,505		78,083,986
PNC Financial Services Group	217,439		25,810,009
SunTrust Banks	303,873		16,217,702
			217,352,336
Capital Goods - 9.3%
General Dynamics	154,894		31,482,206
Honeywell International	206,486		27,460,573
L3 Technologies	111,306		18,765,079
Quanta Services	406,265	[a]	12,456,085
Raytheon	190,192		31,193,390
United Technologies	342,944		41,592,248
			162,949,581
Diversified Financials - 9.7%
American Express	237,123		18,244,244
Ameriprise Financial	136,626		16,503,055
Berkshire Hathaway, Cl. B	436,884	[a]	72,208,188
Capital One Financial	159,700		12,284,124
Raymond James Financial	140,616		10,162,318
Synchrony Financial	781,884		20,993,585
Voya Financial	599,327		20,484,997
			170,880,511
Energy - 11.0%
Anadarko Petroleum	487,957		24,656,467
EOG Resources	429,809		38,816,051
Halliburton	590,534		26,686,231
Hess	517,853		23,764,274
Occidental Petroleum	701,798		41,356,956
Phillips 66	299,491		22,794,260

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 99.3% (continued)	Shares		Value ($)
Energy - 11.0% (continued)
Pioneer Natural Resources	96,100		16,035,246
			194,109,485
Exchange-Traded Funds - .7%
iShares Russell 1000 Value ETF	115,393		13,215,960
Food & Staples Retailing - 1.0%
Walgreens Boots Alliance	227,984		18,471,264
Food, Beverage & Tobacco - 8.3%
Coca-Cola	432,936		19,685,600
Coca-Cola European Partners	361,356		14,830,050
Conagra Brands	431,504		16,630,164
Kellogg	308,046		22,056,094
Kraft Heinz	192,806		17,776,713
Molson Coors Brewing, Cl. B	386,589		36,644,771
Mondelez International, Cl. A	380,133		17,710,396
			145,333,788
Health Care Equipment & Services - 7.3%
Abbott Laboratories	474,741		21,676,674
Aetna	182,000		26,364,520
AmerisourceBergen	155,638		14,282,899
Boston Scientific	547,743	[a]	14,805,493
Hologic	252,799	[a]	10,948,725
Humana	56,948		13,226,743
Laboratory Corporation of America Holdings	63,008	[a]	8,758,112
UnitedHealth Group	100,657		17,633,093
			127,696,259
Insurance - 6.3%
Allstate	206,502		17,829,383
American International Group	296,237		18,849,560
Athene Holding, Cl. A	391,545		19,295,338
Chubb	128,527		18,403,781
Hartford Financial Services Group	178,200		8,801,298
Prudential Financial	262,522		27,525,432
			110,704,792
Materials - 7.2%
CF Industries Holdings	739,423		19,890,479
Dow Chemical	271,277		16,808,323
Martin Marietta Materials	93,549		20,964,331
Newmont Mining	608,761		20,789,188
Packaging Corporation of America	254,320		25,981,331

Common Stocks - 99.3% (continued)	Shares		Value ($)
Materials - 7.2% (continued)
Vulcan Materials	172,017		21,441,919
			125,875,571
Media - 2.9%
Comcast, Cl. A	583,001		24,305,312
Omnicom Group	316,570		26,503,240
			50,808,552
Pharmaceuticals, Biotechnology & Life Sciences - 3.5%
Bristol-Myers Squibb	155,046		8,364,732
Eli Lilly & Co.	110,627		8,802,590
Merck & Co.	669,975		43,622,072
			60,789,394
Real Estate - 1.2%
Uniti Group	842,821		21,078,953
Retailing - 1.0%
Nordstrom	417,180		17,438,124
Semiconductors & Semiconductor Equipment - 1.6%
Texas Instruments	331,136		27,315,409
Software & Services - 4.0%
Alphabet, Cl. A	13,623	[a]	13,447,127
eBay	396,391	[a]	13,596,211
Oracle	679,268		30,831,975
Teradata	425,979	[a]	11,612,188
			69,487,501
Technology Hardware & Equipment - 6.2%
Apple	184,972		28,256,323
Cisco Systems	1,357,573		42,804,277
Corning	699,408		20,352,773
Harris	161,346		18,096,567
			109,509,940
Telecommunication Services - 2.6%
AT&T	1,181,808		45,535,062
Transportation - .7%
Delta Air Lines	268,399		13,186,443
Utilities - 1.1%
FirstEnergy	677,334		19,805,246
Total Common Stocks (cost $1,504,475,054)			1,745,044,839
Other Investment - .2%
Registered Investment Company;
Dreyfus Institutional Preferred Government Plus Money Market Fund
(cost $4,395,550)	4,395,550	[b]	4,395,550

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Total Investments (cost $1,508,870,604)	99.5%	1,749,440,389
Cash and Receivables (Net)	.5%	8,458,010
Net Assets	100.0%	1,757,898,399
ETF—Exchange-Traded Fund

a Non-income producing security.
b Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†	Value (%)
Banks	12.4
Energy	11.0
Diversified Financials	9.7
Capital Goods	9.3
Food, Beverage & Tobacco	8.3
Health Care Equipment & Services	7.3
Materials	7.2
Insurance	6.3
Technology Hardware & Equipment	6.2
Software & Services	4.0
Pharmaceuticals, Biotechnology & Life Sciences	3.5
Media	2.9
Telecommunication Services	2.6
Semiconductors & Semiconductor Equipment	1.6
Automobiles & Components	1.3
Real Estate	1.2
Utilities	1.1
Food & Staples Retailing	1.0
Retailing	1.0
Exchange-Traded Funds	.7
Transportation	.7
Money Market Investment	.2
99.5

† Based on net assets.
See notes to financial statements.

STATEMENT OF INVESTMENTS
Dreyfus Strategic Value Fund
May 31, 2017 (Unaudited)

The following is a summary of the inputs used as of May 31, 2017 in valuing the fund’s investments:

		Level 2 - Other
	Level 1 - Unadjusted	Significant	Level 3 -Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Domestic Common
Stocks†	1,716,998,829	-	-	1,716,998,829
Equity Securities—
Foreign Common
Stocks†	14,830,050	-	-	14,830,050
Exchange-Traded Funds	13,215,960	-	-	13,215,960
Registered Investment
Company	4,395,550	-	-	4,395,550

† See Statement of Investments for additional detailed categorizations.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not

NOTES

traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the"Service") approved by the Board Members ("Board").These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the

NOTES

benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Effective July 1, 2015, the fund adopted new accounting guidance under Accounting Standards Update No. 2014-11, which requires expanded disclosures related to financial assets pledged in secured financing transactions (such as securities lending) and the related contractual maturity terms of these secured transactions. The type of securities loaned for which cash collateral was received, is indicated in the Statement of Investments. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At May 31, 2017, accumulated net unrealized appreciation on investments was $240,569,785, consisting of $276,921,737 gross unrealized appreciation and $36,351,952 gross unrealized depreciation.

At May 31, 2017, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Structured Midcap Fund
May 31, 2017 (Unaudited)

Common Stocks - 99.8%	Shares		Value ($)
Automobiles & Components - 1.5%
Lear	5,800		864,432
Visteon	21,895	[a]	2,195,850
			3,060,282
Banks - 5.9%
Cathay General Bancorp	84,110		2,985,905
East West Bancorp	91,830		5,025,856
First Horizon National	216,965		3,675,387
UMB Financial	8,900		623,267
			12,310,415
Capital Goods - 16.4%
Curtiss-Wright	38,900		3,502,167
Donaldson	82,100		3,937,516
GATX	10,735	[b]	638,518
HD Supply Holdings	45,950	[a]	1,854,082
Huntington Ingalls Industries	10,875		2,129,434
Jacobs Engineering Group	28,900		1,514,938
Lennox International	27,990		4,957,029
Oshkosh	62,760		3,961,411
Owens Corning	43,150		2,692,560
Spirit AeroSystems Holdings, Cl. A	58,555		3,190,662
Toro	41,430	[b]	2,837,541
United Rentals	2,720	[a]	295,746
Woodward	37,300		2,540,876
			34,052,480
Commercial & Professional Services - .7%
Deluxe	3,080		209,933
FTI Consulting	36,200	[a]	1,249,986
			1,459,919
Consumer Durables & Apparel - 4.6%
Brunswick	79,920		4,416,379
KB Home	74,800		1,569,304
NVR	1,540	[a]	3,514,865
			9,500,548
Consumer Services - 1.4%
Darden Restaurants	31,850		2,832,420

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 99.8% (continued)	Shares		Value ($)
Diversified Financials - 3.1%
Affiliated Managers Group	4,910		755,403
Eaton Vance	95,130		4,430,204
SEI Investments	24,665		1,235,470
			6,421,077
Energy - 2.9%
Cimarex Energy	8,300		892,748
Newfield Exploration	51,200	[a]	1,662,976
ONEOK	51,000	[b]	2,533,680
World Fuel Services	26,920		951,353
			6,040,757
Food, Beverage & Tobacco - 1.4%
ConAgra Foods	32,200		1,240,988
Ingredion	14,290		1,630,346
			2,871,334
Health Care Equipment & Services - 7.5%
Halyard Health	47,410	[a]	1,703,915
Hologic	70,945	[a]	3,072,628
Masimo	23,900	[a]	2,080,256
Teleflex	17,110		3,422,342
Veeva Systems, Cl. A	6,700	[a]	425,718
WellCare Health Plans	28,840	[a]	4,954,712
			15,659,571
Household & Personal Products - 1.2%
Church & Dwight	40,810		2,108,245
Spectrum Brands Holdings	3,200	[b]	430,240
			2,538,485
Insurance - 5.6%
CNO Financial Group	59,040		1,209,730
Old Republic International	207,070		4,095,845
Primerica	52,755	[b]	3,808,911
Reinsurance Group of America	19,950		2,483,974
			11,598,460
Materials - 10.0%
Bemis	7,565		337,702
Cabot	62,470		3,262,808
Celanese, Ser. A	21,830		1,889,386
Chemours	5,100		203,949
Crown Holdings	20,870	[a]	1,205,034
Eagle Materials	11,900		1,122,170
Greif, Cl. A	24,600	[b]	1,462,470

Common Stocks - 99.8% (continued)	Shares		Value ($)
Materials - 10.0% (continued)
Louisiana-Pacific	8,200	[a]	182,696
Owens-Illinois	81,030	[a]	1,828,847
PolyOne	19,000		709,460
Reliance Steel & Aluminum	44,025		3,211,624
Steel Dynamics	56,020		1,904,120
Worthington Industries	83,180	[b]	3,491,065
			20,811,331
Media - 1.4%
John Wiley & Sons, Cl. A	30,800		1,561,560
Meredith	24,200	[b]	1,309,220
			2,870,780
Pharmaceuticals, Biotechnology & Life Sciences - 4.2%
Charles River Laboratories International	35,740	[a]	3,289,867
Mettler-Toledo International	7,095	[a]	4,135,037
United Therapeutics	10,310	[a]	1,246,376
			8,671,280
Real Estate - 7.2%
First Industrial Realty Trust	125,210	[c]	3,616,065
Kilroy Realty	67,560	[c]	4,946,743
Lamar Advertising, Cl. A	51,715	[b,c]	3,620,567
Tanger Factory Outlet Centers	70,440	[c]	1,835,666
Weingarten Realty Investors	31,995	[c]	962,730
			14,981,771
Retailing - 4.9%
Best Buy	67,100		3,985,069
Big Lots	76,280	[b]	3,724,752
Burlington Stores	9,860	[a]	964,801
Chico's FAS	111,800		1,057,628
The Michaels Companies	22,040	[a,b]	426,033
			10,158,283
Semiconductors & Semiconductor Equipment - 2.0%
Cirrus Logic	64,300	[a]	4,240,585
Software & Services - 10.0%
CDK Global	25,050		1,539,573
Citrix Systems	19,395	[a]	1,600,863
Convergys	104,090		2,530,428
CoreLogic	8,660	[a]	374,978
DST Systems	27,485		3,320,738
Fair Isaac	10,720	[b]	1,422,115
Manhattan Associates	63,900	[a]	2,993,076

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 99.8% (continued)	Shares		Value ($)
Software & Services - 10.0% (continued)
MAXIMUS	59,300		3,681,344
Science Applications International	34,800		2,644,452
VeriSign	6,580	[a,b]	593,253
			20,700,820
Technology Hardware & Equipment - 4.1%
Belden	46,240		3,283,040
Dolby Laboratories, Cl. A	14,190		715,034
F5 Networks	1,600	[a]	205,008
NCR	96,380	[a]	3,713,521
Tech Data	3,000	[a]	290,910
Vishay Intertechnology	12,600	[b]	206,010
			8,413,523
Telecommunication Services - .1%
CenturyLink	9,690	[b]	241,766
Utilities - 3.7%
FirstEnergy	108,225		3,164,499
MDU Resources Group	168,260		4,581,720
			7,746,219
Total Common Stocks (cost $177,138,842)			207,182,106
Other Investment - .4%
Registered Investment Company;
Dreyfus Institutional Preferred Government Plus Money Market Fund
(cost $772,624)	772,624	[d]	772,624
Investment of Cash Collateral for Securities Loaned - 3.3%
Registered Investment Company;
Dreyfus Institutional Preferred Money Market Fund, Hamilton Shares
(cost $6,946,360)	6,946,360	[d]	6,946,360
Total Investments (cost $184,857,826)	103.5%		214,901,090
Liabilities, Less Cash and Receivables	(3.5%)		(7,339,581)
Net Assets	100.0%		207,561,509

a Non-income producing security.
b Security, or portion thereof, on loan. At May 31, 2017, the value of the fund’s securities on loan was $22,827,597 and the value of the collateral held by the fund was $23,617,778, consisting of cash collateral of $6,946,360 and U.S. Government & Agency securities valued at $16,671,418.
c Investment in real estate investment trust.
d Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†	Value (%)
Capital Goods	16.4
Materials	10.0
Software & Services	10.0
Health Care Equipment & Services	7.5
Real Estate	7.2
Banks	5.9
Insurance	5.6
Retailing	4.9
Consumer Durables & Apparel	4.6
Pharmaceuticals, Biotechnology & Life Sciences	4.2
Technology Hardware & Equipment	4.1
Utilities	3.7
Money Market Investments	3.7
Diversified Financials	3.1
Energy	2.9
Semiconductors & Semiconductor Equipment	2.0
Automobiles & Components	1.5
Food, Beverage & Tobacco	1.4
Media	1.4
Consumer Services	1.4
Household & Personal Products	1.2
Commercial & Professional Services	.7
Telecommunication Services	.1
103.5
† Based on net assets.
See notes to financial statements.

STATEMENT OF INVESTMENTS
Dreyfus Structured Midcap Fund
May 31, 2017 (Unaudited)

The following is a summary of the inputs used as of May 31, 2017 in valuing the fund’s investments:

		Level 2 - Other
	Level 1 - Unadjusted	Significant	Level 3 -Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Domestic Common
Stocks†	207,182,106	-	-	207,182,106
Registered Investment
Companies	7,718,984	-	-	7,718,984

† See Statement of Investments for additional detailed categorizations.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not

NOTES

traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the"Service") approved by the Board Members ("Board").These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the

NOTES

benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Effective July 1, 2015, the fund adopted new accounting guidance under Accounting Standards Update No. 2014-11, which requires expanded disclosures related to financial assets pledged in secured financing transactions (such as securities lending) and the related contractual maturity terms of these secured transactions. The type of securities loaned for which cash collateral was received, is indicated in the Statement of Investments. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At May 31, 2017, accumulated net unrealized appreciation on investments was $30,043,264, consisting of $34,809,748 gross unrealized appreciation and $4,766,484 gross unrealized depreciation.

At May 31, 2017, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Technology Growth Fund
May 31, 2017 (Unaudited)

Common Stocks - 98.4%	Shares		Value ($)
Communications Equipment - 10.5%
Apple	108,394		16,558,267
Arista Networks	22,092	[a,b]	3,255,919
Cisco Systems	312,469		9,852,148
			29,666,334
Electronic Equipment & Instruments - 7.9%
Amphenol, Cl. A	89,499		6,676,625
Corning	282,773		8,228,694
Tesla	21,377	[a,b]	7,289,771
			22,195,090
Exchange-Traded Funds - 1.0%
Technology Select Sector SPDR Fund	49,954		2,823,900
Health Care Equipment & Services - 1.0%
ABIOMED	21,011	[b]	2,887,542
Internet & Catalog Retail - 11.8%
Amazon.com	13,764	[b]	13,689,950
Netflix	56,659	[b]	9,239,383
Priceline Group	5,407	[b]	10,149,426
			33,078,759
Internet Software & Services - 15.4%
Alphabet, Cl. A	4,532	[b]	4,473,492
Alphabet, Cl. C	13,565	[b]	13,088,326
Facebook, Cl. A	76,044	[b]	11,517,624
Splunk	120,804	[a,b]	7,398,037
Tencent Holdings	198,000		6,799,417
			43,276,896
IT Services - 2.7%
Visa, Cl. A	80,253	[a]	7,642,493
Media - 2.5%
Charter Communications, Cl. A	20,391	[b]	7,046,110
Semiconductors & Semiconductor Equipment - 17.6%
Applied Materials	163,023		7,479,495
Broadcom	46,113		11,043,141
Lam Research	56,298		8,735,761
Microchip Technology	98,508	[a]	8,205,716
NVIDIA	41,302		5,961,944

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 98.4% (continued)	Shares		Value ($)
Semiconductors & Semiconductor Equipment - 17.6% (continued)
Texas Instruments	98,361		8,113,799
			49,539,856
Software - 12.1%
Citrix Systems	84,654	[b]	6,987,341
Oracle	211,693		9,608,745
salesforce.com	111,770	[b]	10,019,063
ServiceNow	70,890	[b]	7,418,638
			34,033,787
Software & Services - 15.9%
eBay	196,176	[b]	6,728,837
First Data, Cl. A	281,575	[b]	4,823,380
HubSpot	38,026	[b]	2,741,675
Microsoft	256,649		17,924,366
Square, Cl. A	199,729	[b]	4,591,770
Twilio, Cl. A	101,640	[a]	2,470,868
Western Digital	60,928		5,487,176
			44,768,072
Total Common Stocks (cost $183,344,947)			276,958,839
Limited Partnership Interests - .0%
Semiconductors & Semiconductor Equipment - .0%
Bluestream Ventures LP
(cost $829,893)	1,655	[b,c]	80,689
Other Investment - .8%	Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Government Plus Money Market Fund
(cost $2,092,690)	2,092,690	[d]	2,092,690
Investment of Cash Collateral for Securities Loaned - 5.9%
Registered Investment Company;
Dreyfus Institutional Preferred Money Market Fund, Hamilton Shares
(cost $16,505,066)	16,505,066	[d]	16,505,066
Total Investments (cost $202,772,596)	105.1%		295,637,284
Liabilities, Less Cash and Receivables	(5.1%)		(14,285,116)
Net Assets	100.0%		281,352,168
LP—Limited Partnership
SPDR—Standard & Poor's Depository Receipt

a Security, or portion thereof, on loan. At May 31, 2017, the value of the fund’s securities on loan was $27,283,035 and the value of the collateral held by the fund was $27,632,588, consisting of cash collateral of $16,505,066 and U.S. Government & Agency securities valued at $11,127,522.
b Non-income producing security.
c Security restricted as to public resale.
d Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†	Value (%)
Semiconductors & Semiconductor Equipment	17.6
Software & Services	15.9
Internet Software & Services	15.4
Software	12.1
Internet & Catalog Retail	11.8
Communications Equipment	10.5
Electronic Equipment & Instruments	7.9
Money Market Investments	6.7
IT Services	2.7
Media	2.5
Health Care Equipment & Services	1.0
Exchange-Traded Funds	1.0
105.1
† Based on net assets.
See notes to financial statements.

STATEMENT OF INVESTMENTS
Dreyfus Technology Growth Fund
May 31, 2017 (Unaudited)

The following is a summary of the inputs used as of May 31, 2017 in valuing the fund’s investments:

		Level 2 - Other
	Level 1 - Unadjusted	Significant	Level 3 -Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Domestic Common
Stocks†	256,292,381	-	-	256,292,381
Equity Securities—
Foreign Common
Stocks†	17,842,558	-	-	17,842,558
Exchange-Traded Funds	2,823,900	-	-	2,823,900
Limited Partnership
Interests†	-	-	80,689	80,689
Registered Investment
Companies	18,597,756	-	-	18,597,756

† See Statement of Investments for additional detailed categorizations.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not

NOTES

traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the"Service") approved by the Board Members ("Board").These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

The fair value of the fund’s interest in a limited partnership represents the amount that the fund could reasonably expect to receive from the limited partnership if the fund’s capital was withdrawn from the limited partnership at the time of valuation, based on information available at the time the valuation is made and that the fund believes to be reliable. The valuation utilizes financial information supplied by the limited partnership with adjustments made daily for any underlying exchange traded securities. Limited partnerships are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by

NOTES

collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Effective July 1, 2015, the fund adopted new accounting guidance under Accounting Standards Update No. 2014-11, which requires expanded disclosures related to financial assets pledged in secured financing transactions (such as securities lending) and the related contractual maturity terms of these secured transactions. The type of securities loaned for which cash collateral was received, is indicated in the Statement of Investments. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At May 31, 2017, accumulated net unrealized appreciation on investments was $92,864,688, consisting of $94,551,721 gross unrealized appreciation and $1,687,033 gross unrealized depreciation.

At May 31, 2017, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Advantage Funds, Inc.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    July 13, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    July 13, 2017

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    July 13, 2017

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)